Income / (loss) per share (Tables)	6 Months Ended
Jun. 30, 2023
Income (Loss) Per Share [Abstract]
Summary of income (loss) per share	Basic income / (loss) per share are calculated by dividing the net earnings attributable to equity holders of the Company by the weighted average number of ordinary shares in issue during the period.

	June 30, 2023	June 30, 2022

Net income/(loss)	1,718	6,303
Weighted average number of ordinary shares in circulation	80,319,897	79,753,657
Basic income/(loss) per share (€ per share)	0.02	0.08
Diluted income (loss) per share is calculated by dividing the net income (loss) attributable to equity holders of the Company by the weighted average number of ordinary shares in circulation during the corresponding period, increased by all dilutive potential common shares.

In thousands of euro, except for data share	June 30, 2023	June 30, 2022
Net income/(loss) for the period	1,718	6,303
Weighted average number of ordinary shares in circulation	80,319,897	79,753,657
Adjustment for share instruments	3,461,439	2,132,098
Diluted income/(loss) per share (€ per share)	0.02	0.08